Consolidated and Combined Statements of Changes in Partners' Capital and Owner's Net Investment - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Total Partners' Capital	Owners' Net Investment
Combined Balance at Dec. 31, 2011	$ 19,135					$ 19,135
Net loss	(6,373)					(6,373)
Net transactions with owners	30,824					30,824
Combined Balance at Dec. 31, 2012	43,586					43,586
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	0
Net loss	(28,645)					(28,645)
Net transactions with owners	69,771					69,771
Combined Balance at Dec. 31, 2013	84,712					84,712
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	0
Combined Balance at Dec. 31, 2013	0
Net loss	(1,387)					(1,387)
Net transactions with owners	24,168					24,168
Combined Balance at Nov. 17, 2014	107,493					107,493
Combined Balance at Dec. 31, 2013	84,712					84,712
Combined Balance at Dec. 31, 2014	0
Combined Balance at Dec. 31, 2013	0
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	(214,854)
Net income	2,551
Combined Balance at Dec. 31, 2014	253,484	$ 4,947	$ 127,350	$ 121,187	$ 253,484
Combined Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692
Combined Balance at Dec. 31, 2014	0
Combined Balance at Nov. 17, 2014	107,493					107,493
Net liability of business retained by Navios Acquisition (See Note 3)	248,147					248,147
Net assets contributed to the Partnership in exchange for General Partner units, common units and subordinated units of the Partnership		$ 12,367	$ 40,299	$ 302,974	355,640	$ (355,640)
Net assets contributed to the Partnership in exchange for General Partner units, common units and subordinated units of the Partnership,units		381,334	1,242,692	9,342,692
Cash remittance to Navios Acquisition in exchange for contribution of net assets of the Partnership	(214,854)	$ (7,471)	$ (24,346)	$ (183,037)	(214,854)
Capital contribution from Navios Acquisition		4,896	15,953	119,937	140,786
Proceeds from initial public offering of common units, net of offering costs	110,147		$ 110,147		110,147
Proceeds from initial public offering of common units, net of offering costs, units			8,100,000
Net income	2,551	51	$ 1,250	1,250	2,551
Combined Balance at Dec. 31, 2014	$ 253,484	$ 4,947	$ 127,350	$ 121,187	$ 253,484
Combined Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692